Investments in Associates - Annual changes in carrying value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the carrying value of investments in associates
Balance - January 1	$ 8,037.3	$ 7,435.7
Share of pre-tax comprehensive income (loss):
Share of profit	956.3	1,100.0
Impairments		(77.8)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(153.1)	36.9
Share of gains (losses) on defined benefit plans	(1.8)	(5.6)
Share of pre-tax comprehensive income (loss)	801.4	1,053.5
Dividends and distributions recognized	(429.2)	(246.7)
Purchase and acquisitions	700.3	1,177.3
Divestitures and other net changes in capitalization	(301.9)	(814.2)
Reclassifications	(224.8)	(572.3)
Foreign exchange effect and other	(77.5)	4.0
Balance - December 31	8,505.6	8,037.3
Non-cash impairment charges		77.8
Gulf Insurance
Share of pre-tax comprehensive income (loss):
Fair value of investment in associate consolidated		151.8
Associates
Changes in the carrying value of investments in associates
Balance - January 1	5,865.8	5,312.2
Share of pre-tax comprehensive income (loss):
Share of profit	871.1	936.0
Impairments		(19.8)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(146.6)	39.2
Share of gains (losses) on defined benefit plans	(0.7)	0.9
Share of pre-tax comprehensive income (loss)	723.8	956.3
Dividends and distributions recognized	(308.1)	(208.7)
Purchase and acquisitions	573.6	884.8
Divestitures and other net changes in capitalization	(253.6)	(709.9)
Reclassifications	(97.4)	(379.3)
Foreign exchange effect and other	(31.9)	10.4
Balance - December 31	6,472.2	5,865.8
Joint ventures
Changes in the carrying value of investments in associates
Balance - January 1	741.8	780.9
Share of pre-tax comprehensive income (loss):
Share of profit	46.2	12.9
Impairments		(58.0)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(7.5)	1.1
Share of gains (losses) on defined benefit plans	(0.7)	(0.8)
Share of pre-tax comprehensive income (loss)	38.0	(44.8)
Dividends and distributions recognized	(88.2)	(24.8)
Purchase and acquisitions	126.7	42.5
Divestitures and other net changes in capitalization	(3.2)	(14.6)
Reclassifications	(127.4)
Foreign exchange effect and other	(6.6)	2.6
Balance - December 31	681.1	741.8
Fairfax India associates
Changes in the carrying value of investments in associates
Balance - January 1	1,429.7	1,342.6
Share of pre-tax comprehensive income (loss):
Share of profit	39.0	151.1
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	1.0	(3.4)
Share of gains (losses) on defined benefit plans	(0.4)	(5.7)
Share of pre-tax comprehensive income (loss)	39.6	142.0
Dividends and distributions recognized	(32.9)	(13.2)
Purchase and acquisitions		250.0
Divestitures and other net changes in capitalization	(45.1)	(89.7)
Reclassifications		(193.0)
Foreign exchange effect and other	(39.0)	(9.0)
Balance - December 31	$ 1,352.3	$ 1,429.7